Basis of Presentation	6 Months Ended
Jul. 31, 2015
Basis of Presentation [Text Block]

3.          Basis of Presentation

Interim Financial Statements

The accompanying unaudited condensed consolidated interim financial statements have been prepared by management, without audit, in accordance with the rules and regulations of the Securities and Exchange Commission. Accordingly, certain information and footnote disclosures normally included in the annual consolidated financial statements in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, the disclosures are adequate to make the information presented not misleading and the accompanying financial statements reflect all adjustments, consisting of normal recurring adjustments, considered necessary for fair presentation of statement of financial position, results of operations and cash flows for the interim periods presented. Operating results for the six months ended July 31, 2015 are not necessarily indicative of the results that may be expected for the year ending January 31, 2016.

The consolidated balance sheet at January 31, 2015 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by United States generally accepted accounting principles for annual financial statements.

These unaudited condensed consolidated financial statements should be read in conjunction with the most recent audited financial statements of the Company included in its annual report on Form 10-K for the year ended January 31, 2015.

Fair Value of Financial Instruments

The Company accounts for its financial assets and liabilities in accordance with ASC Topic 820, Fair Value Measurements and Disclosures . ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The fair value hierarchy contains three levels of inputs that may be used to measure fair value as follows:

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals;

Level 3 inputs are unobservable inputs for the asset or liability which are typically based on an entity’s own assumptions, as there is little, if any, related market activity.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The Company’s financial instruments consist of cash, accounts receivable, accounts payable, interest payable, notes payable, factored line of credit and convertible promissory notes. Other than convertible promissory notes, the fair values of these financial instruments approximate their respective carrying values because of the short maturity of these instruments. The Company determined that the aggregate fair value of promissory notes payable outstanding at July 31, 2015 and January 31, 2015, based on Level 2 inputs in the fair value hierarchy, was equal to their aggregate book value based on the short maturities and current borrowing rates available to the Company.

The fair value of the Company’s convertible promissory notes is based on Level 3 inputs in the fair value hierarchy. The Company calculated the fair value of these notes by discounting future cash flows using rates representative of current borrowing rates for debt instruments without a conversion feature and by using the Black Scholes option pricing model to determine the fair value of the conversion feature using the following assumptions:

	July 31, 2015	January 31 2015
Risk-free interest rate	0.66%	0.61%
Expected life (years)	1.85	2.34
Expected volatility (1)	158.99%	147.42%
Stock price	$4.80	$4.80
Dividend yields	0.00%	0.00%

The Company determined that the fair value of the convertible promissory notes at July 31, 2015 was $15,286,700 (January 31, 2015: $15,476,300) based on a market interest rate of 18%.

Segment Reporting

The Company used several factors in identifying and analyzing reportable segments, including the basis of organization, such as differences in products and services, and geographical areas. The Company’s chief operating decision makers review financial information presented on a consolidated basis for the purposes of making operating decisions and assessing financing performance. Accordingly, the Company has determined that as of July 31, 2015 and January 31, 2015, there is only a single reportable operating segment.

The Company operates in one industry, the manufacture and sale of direct and wholesale undergarments. Revenues from external customers are all derived from customers located within North America as follows:

	Three months ended July		Six months ended
		31,		July 31,
	2015	2014	2015	2014

United States	$275,515	$105,862	$454,591	$191,162
Canada	85,528	59,124	165,818	93,638

	$361,043	$164,986	$620,409	$284,800

At July 31, 2015 and January 31, 2015, the net book value of long-lived assets all located within North America were as follows:

	July 31, 2015		January 31, 2015
	Equipment	Intangible assets	Equipment	Intangible assets

United States	$11,537	$28,996	$12,688	$14,211
Canada	7,149	29,944	8,453	29,945

	$18,686	$58,940	$21,141	$44,156

Loss per share

Net loss per share was determined as follows:

	Three months ended July 31,		Six months ended July 31,
	2015	2014	2015	2014
Numerator
Net loss	$(3,139,632)	$(29,033,373)	$(4,949,668)	$(30,267,233)
Denominator
Weighted average common shares outstanding	1,157,826	897,617	1,103,104	876,064

Basic and diluted net loss per share	$(2.71)	$(32.34)	$(4.49)	$(34.55)

Anti-dilutive securities not included in diluted loss per share relating to:
Warrants and options outstanding	3,701,979	3,423,074	3,701,979	3,423,074
Convertible debt	2,392,526	2,496,611	2,392,526	2,496,611
	6,094,505	5,919,685	6,094,505	5,919,685

New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (the “FASB”), which are adopted by the Company as of the specified date. Unless otherwise discussed, management believes the impact of recently issued standards, which are not yet effective, will not have a material impact on our consolidated financial statements upon adoption.

On May 28, 2014, the FASB and the International Accounting Standards Board (IASB) issued a converged standard on revenue recognition from contracts with customers, ASU 2014-09 (Topic 606 and IFRS 15). This standard will supersede nearly all existing revenue recognition guidance. ASU 2014-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. The Company is currently evaluating the impact this guidance will have on its financial condition, results of operations and cash flows.

In June 2014, the FASB issued ASU No. 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period (“ASU 2014-12”). ASU 2014-12 requires that a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. The Company is currently evaluating the impact this guidance will have on its financial condition, results of operations and cash flows.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”). ASU 2014-15 will explicitly require management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosure in certain circumstances. The new standard will be effective for all entities in the first annual period ending after December 15, 2016. The Company is currently evaluating the impact this guidance will have on its financial condition, results of operations and cash flows.

In April 2015, the Financial Accounting Standards Board (FASB), issued the Accounting Standards Update 2015-03, Interest - Imputation of Interest (Subtopic 835-30) - Simplifying the Presentation of Debt Issuance Costs, that requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the debt liability rather than as an asset. For public business entities, the final guidance will be effective for fiscal years beginning after December 15, 2015, however, early adoption (including in interim periods) is permitted. Upon adoption, an entity must apply the new guidance retrospectively to all prior periods presented in the financial statements. An entity is also required in the year of adoption to provide certain disclosures about the change in accounting principle, including the nature of and reason for the change, the transition method, a description of the prior-period information that has been retrospectively adjusted and the effect of the change on the financial statement line items (that is, debt issuance cost asset and the debt liability). The Company plans to adopt this standard beginning February 1, 2016. The Company is currently evaluating the impact this guidance will have on its financial condition, results of operations and cash flows.